INTANGIBLE ASSETS (Tables)	9 Months Ended
Sep. 30, 2023
INTANGIBLE ASSETS
Schedule of Future amortization of the intangible assets
			Accumulated
Type	Useful Life	Amount	Amortization	Net
Development rights	2-3 years	$769,383	$101,318	$668,065
Customer relationships	5 years	233,800	81,830	151,970
Developed technology	2 years	27,750	24,290	3,460
		$1,030,933	$207,438	$823,495
			Accumulated
Type	Useful Life	Amount	Amortization	Net
Development rights	2-3 years	$119,383	$6,639	$112,744
Customer relationships	5 years	233,800	46,760	187,040
Developed technology	2 years	27,750	13,880	13,870
		$380,933	$67,279	$313,654

Summary of intangible assets
December 31,	Amount
2023	$83,431
2024	319,884
2025	286,852
2026	133,328
$823,495